ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 5 – ACCRUED LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities on June 30, 2022 and December 31, 2021.

	June 30, 2022	December 31, 2021
Sales tax payable	$10,849	$4,666
Accrued interest payable	52,406	4,363
Payroll tax liabilities	92,413	125,476
Total accrued liabilities	$155,668	$134,505

The Company is in arrears on its payroll tax payments as of June 30, 2022. As of June 30, 2022 and December 31, 2021 “payroll tax liabilities” was approximately $53,856 and $43,001 in interest and penalties, respectively.